SHARE CAPITAL AND PREMIUM - Narrative (Details) - $ / shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
Ordinary shares (in shares)	419,729,856	0	0	0
Par value per share (in cents per share)	$ 1.00